EQUITY (Q1) (Tables)	3 Months Ended
Mar. 31, 2015
EQUITY [Abstract]
Restricted Stock-Based Compensation Award Activity
A summary of the activity since December 31, 2014 is as follows:

(In thousands, except per share data)
	Service Shares		Performance Shares
Restricted Stock-Based Compensation Award Activity	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value

Non-vested shares at December 31, 2014	179	$4.13	56	$5.09
Granted	—	—	—	—
Vested	(22)	5.97	—	—
Forfeited	(2)	5.60	—	—
Non-vested shares at March 31, 2015	155	$3.93	56	$5.09